Business Combinations - Additional Information (Detail)			6 Months Ended	12 Months Ended
	Dec. 15, 2014 USD ($) $ / shares shares	Aug. 29, 2014 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) Business
Business Acquisition [Line Items]
Goodwill	$ 5,719,000		$ 29,775,000	$ 28,834,000
Discount on purchased factored receivables				174,000
Direct stock issuance cost charged against additional paid in capital			$ 728,000	$ 28,000
Minimum [Member]
Business Acquisition [Line Items]
Average life for CBI's receivables				35 days
Maximum [Member]
Business Acquisition [Line Items]
Average life for CBI's receivables				40 days
Prior Acquisition [Member]
Business Acquisition [Line Items]
Number of acquisitions prior to fiscal year | Business				0
CBI [Member]
Business Acquisition [Line Items]
Acquisition date				Aug. 29, 2014
Acquired percentage				70.00%
Consideration paid in cash		$ 16,181,000		$ 16,181,000
Goodwill		$ 23,115,000		$ 23,115,000
CBI [Member] | Option To Purchase [Member]
Business Acquisition [Line Items]
Acquired percentage				30.00%
CBI [Member] | Option To Purchase [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquisition date				Aug. 29, 2019
CBI [Member] | Option To Purchase [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquisition date				Aug. 29, 2022
United Group Banking Company of Florida [Member]
Business Acquisition [Line Items]
Acquisition date	Dec. 15, 2014
Consideration paid in cash	$ 2,950,000
Goodwill	$ 5,719,000			$ 5,719,000
Business acquisition, fraction of shares issuable to United's common shareholders | shares	0.057794
Business acquisition exchange price per share | $ / shares	$ 1.30
Consideration paid in shares, value	$ 2,954,000
Consideration paid in shares | shares	1,617,027
Estimate value of the consideration	$ 33,309,000
Direct stock issuance cost charged against additional paid in capital	272,000
Acquisition expense charged to other noninterest expense	$ 368,000
Fair value determinant description				One year after the closing date of the acquisition